SHARE-BASED PAYMENT PLANS - DOLLAR THRIFTY (Details) (USD $)	3 Months Ended	12 Months Ended			12 Months Ended			1 Months Ended		3 Months Ended		9 Months Ended		12 Months Ended			1 Months Ended	3 Months Ended		9 Months Ended		12 Months Ended				3 Months Ended	9 Months Ended		1 Months Ended						9 Months Ended		12 Months Ended	9 Months Ended			12 Months Ended	1 Months Ended
	Mar. 31, 2013	Dec. 31, 2012	Dec. 31, 2010	Feb. 28, 2008	Dec. 31, 2012 Option Rights	Dec. 31, 2011 Option Rights	Dec. 31, 2010 Option Rights	Nov. 30, 2012 Restricted Stock Units	Mar. 31, 2012 Restricted Stock Units	Sep. 30, 2012 Dollar Thrifty Automotive Group Inc	Sep. 30, 2011 Dollar Thrifty Automotive Group Inc	Sep. 30, 2012 Dollar Thrifty Automotive Group Inc	Sep. 30, 2011 Dollar Thrifty Automotive Group Inc	Dec. 31, 2011 Dollar Thrifty Automotive Group Inc	Dec. 31, 2010 Dollar Thrifty Automotive Group Inc	Dec. 31, 2009 Dollar Thrifty Automotive Group Inc	May 31, 2009 Dollar Thrifty Automotive Group Inc Option Rights	Sep. 30, 2012 Dollar Thrifty Automotive Group Inc Option Rights	Sep. 30, 2011 Dollar Thrifty Automotive Group Inc Option Rights	Sep. 30, 2012 Dollar Thrifty Automotive Group Inc Option Rights	Sep. 30, 2011 Dollar Thrifty Automotive Group Inc Option Rights	Dec. 31, 2012 Dollar Thrifty Automotive Group Inc Option Rights	Dec. 31, 2011 Dollar Thrifty Automotive Group Inc Option Rights	Dec. 31, 2010 Dollar Thrifty Automotive Group Inc Option Rights	Dec. 31, 2009 Dollar Thrifty Automotive Group Inc Option Rights	Sep. 30, 2011 Dollar Thrifty Automotive Group Inc Option Rights Maximum	Sep. 30, 2012 Dollar Thrifty Automotive Group Inc Option Rights Maximum	Sep. 30, 2011 Dollar Thrifty Automotive Group Inc Option Rights Maximum	Feb. 29, 2012 Dollar Thrifty Automotive Group Inc Performance Shares	Dec. 31, 2011 Dollar Thrifty Automotive Group Inc Performance Shares	Mar. 31, 2011 Dollar Thrifty Automotive Group Inc Performance Shares	Dec. 31, 2010 Dollar Thrifty Automotive Group Inc Performance Shares	Mar. 31, 2010 Dollar Thrifty Automotive Group Inc Performance Shares	Mar. 31, 2009 Dollar Thrifty Automotive Group Inc Performance Shares	Sep. 30, 2012 Dollar Thrifty Automotive Group Inc Performance Shares	Sep. 30, 2011 Dollar Thrifty Automotive Group Inc Performance Shares	Dec. 31, 2011 Dollar Thrifty Automotive Group Inc Performance Shares	Sep. 30, 2012 Dollar Thrifty Automotive Group Inc Performance Shares Maximum	Sep. 30, 2012 Dollar Thrifty Automotive Group Inc Restricted Stock Units	Sep. 30, 2011 Dollar Thrifty Automotive Group Inc Restricted Stock Units	Dec. 31, 2011 Dollar Thrifty Automotive Group Inc Restricted Stock Units	Jan. 31, 2012 Dollar Thrifty Automotive Group Inc Restricted Stock Units Non-employee directors	Jan. 31, 2011 Dollar Thrifty Automotive Group Inc Restricted Stock Units Non-employee directors	Jan. 31, 2010 Dollar Thrifty Automotive Group Inc Restricted Stock Units Non-employee directors	Jan. 31, 2009 Dollar Thrifty Automotive Group Inc Restricted Stock Units Non-employee directors
SHARE-BASED PAYMENT PLANS
Number of shares authorized for issuance				32,700,000						2,726,312		2,726,312		2,083,550
Number of shares available for future issuance										1,168,546		1,168,546		247,517
Compensation costs recognized (in dollars)			$ 36,600,000							$ 1,900,000	$ 1,000,000	$ 5,900,000	$ 3,100,000	$ 4,100,000	$ 4,800,000	$ 6,200,000
Stock-based employee compensation charges, tax			14,200,000							600,000	300,000	2,200,000	1,200,000	1,600,000	1,900,000	2,700,000
Number of awards that may be granted under the plan during any year to any participant																							285,000				285,000										160,000	160,000
Grant-date fair value of options vested (in dollars)					9,000,000	17,400,000	21,600,000													1,600,000	1,600,000		4,000,000	900,000	200,000
Options vested (in shares)																		0	0
Unrecognized expenses (in dollars)																		0		0			200,000
Options, Outstanding [Roll Forward]
Outstanding at the beginning of the period (in shares)																				1,575,000	2,277,000	1,575,000	2,277,000
Granted (in shares)																1,120,000						0	0
Exercised (in shares)																				(297,000)			(672,000)
Outstanding at the end of the period (in shares)																		1,278,000		1,278,000			1,575,000	2,277,000
Fully vested and exercisable options at the end of the period (in shares)																		1,278,000		1,278,000			917,000
Weighted Average Exercise Price [Roll Forward]
Outstanding at the beginning of the period (in dollars per share)																				$ 5.11	$ 5.73	$ 5.11	$ 5.73
Exercised (in dollars per share)																				$ 5.70			$ 7.10
Outstanding at the end of the period (in dollars per share)																		$ 4.97		$ 4.97			$ 5.11	$ 5.73
Fully vested and exercisable options at the end of the period (in dollars per share)																		$ 4.97		$ 4.97			$ 5.46
Weighted-Average Remaining Contractual Term
Outstanding at the beginning of the period																				6 years 4 months 6 days			6 years 10 months 20 days	7 years 7 months 10 days
Outstanding at the end of the period																				6 years 4 months 6 days			6 years 10 months 20 days	7 years 7 months 10 days
Fully vested and exercisable options at the end of the period																				6 years 4 months 6 days			6 years 7 months 28 days
Aggregate Intrinsic Value
Outstanding at the beginning of the period (in dollars)																				102,579,000	94,545,000	102,579,000	94,545,000
Outstanding at the end of the period (in dollars)																		104,695,000		104,695,000			102,579,000	94,545,000
Fully vested and exercisable options at the end of the period (in dollars)																		104,695,000		104,695,000			59,398,000
Additional disclosure
Total intrinsic value of options exercised (in dollars)					15,100,000	15,000,000	8,100,000											15,700,000	100,000	23,000,000	6,300,000		38,100,000	3,800,000	600,000
Cash received for non-qualified option rights exercised (in dollars)																		900,000		1,700,000			4,800,000	3,000,000	2,300,000	100,000		2,900,000
Additional disclosure
Vesting percentage on December 31, 2012																	20.00%																		25.00%
Vesting percentage on December 31, 2013																	20.00%													25.00%		25.00%			75.00%
Shares granted net of forfeitures																															73,000
Shares vested as percentage of the target award																															200.00%
Shares vested																															146,000		36,000	64,000	4,000				34,000		39,000
Intrinsic value of shares vested (in dollars)																															3,500,000				300,000	7,600,000			2,700,000	1,100,000
Number of shares withheld for the payment of taxes owed by the recipients																															52,000		12,000	0
Shares
Nonvested at the beginning of the period (in shares)																																			262,000	238,000	238,000		34,000	64,000	64,000
Granted (in shares)								24,713	543,880																				29,135						29,000		140,000		7,000		9,000	6,815	9,330	17,800	95,812
Vested (in shares)																															(146,000)		(36,000)	(64,000)	(4,000)				(34,000)		(39,000)
Forfeited (in shares)																																			(7,000)		(43,000)
Nonvested at the end of the period (in shares)																														262,000		238,000			280,000		262,000		7,000		34,000
Weighted-Average Grant-Date Fair Value
Nonvested at the beginning of the period (in dollars per share)																																			$ 59.11	$ 39.07	$ 39.07		$ 5.41	$ 4.55	$ 4.55
Granted (In dollars per share)																													$ 76.17	$ 69.58		$ 47.13			$ 76.17		$ 69.58		$ 73.42		$ 48.24	$ 73.42	$ 48.24	$ 25.28	$ 1.23
Vested (in dollars per share)																																			$ 52.44		$ 27.95		$ 5.41		$ 14.17
Forfeited (in dollars per share)																																			$ 59.79		$ 35.02
Nonvested at the end of the period (in dollars per share)								$ 13.15																						$ 59.11		$ 39.07			$ 60.94		$ 59.11		$ 73.42		$ 5.41
Additional information
Estimated compensation cost that were not yet recognized (in dollars)																														11,000,000					8,000,000		11,000,000		100,000		100,000
Weighted-average period over which estimated compensation cost is expected to be recognized	2 years 3 months 18 days	1 year 4 months 26 days																																	1 year 4 months 24 days		2 years 2 months 12 days
Intrinsic value of shares vested (in dollars)																															3,500,000				300,000	7,600,000			2,700,000	1,100,000
Intrinsic value of the nonvested awards (in dollars)																																			$ 24,400,000		$ 18,400,000